Restatement of Financial Statements (Details Textual )	12 Months Ended
Dec. 31, 2019 USD ($)
Restatement of Financial Statements (Textual)
Accrued liability	$ 2,910,200
Sales taxes and penalties	2,808,000
Interest expense	$ 102,200
Description of financial statements	The Company adjusted the fair value of ownership interests in Holdco that were transferred to seller and the value of liabilities assumed in the April 5, 2019 acquisition (see Note 10) resulting in a $372,063 reduction in Goodwill; a $192,542 reduction in Additional Paid in Capital, and $179,521 reduction in liabilities assumed, which was recognized as a general and administrative expense.